UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-04250
SELIGMAN MUNICIPAL SERIES TRUST
(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota       55474

(Address of principal executive offices)       (Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 09/30
Date of reporting period: 06/30

Portfolio of Investments
Seligman California High-Yield Series
June 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (97.4%)

Name of
issuer and
title of	Coupon	Principal
issue(b)	rate	amount	Value(a)
City (5.8%)
City of Berkeley
Unlimited General Obligation Bonds
Neighborhood Branch Measure
Series 2009FF
09-01-35	5.00%	$1,000,000	$961,830
City of Martinez
Unlimited General Obligation Bonds
Election of 2008
Series 2009A
08-01-34	5.00	1,100,000	1,049,169

Total			2,010,999

College (11.3%)
California Educational Facilities Authority
Revenue Bonds
California Lutheran University
Series 2008
10-01-21	5.25	665,000	614,487
California Educational Facilities Authority
Revenue Bonds
Scripps College
Series 2001
08-01-31	5.00	2,000,000	1,942,620
California Educational Facilities Authority
Revenue Bonds
University of the Pacific
Series 2006
11-01-25	5.00	1,485,000	1,363,482

Total			3,920,589

Electric (1.4%)
City of Vernon
Revenue Bonds
Series 2009A
08-01-21	5.13	500,000	486,720

Health Care — Hospital (21.1%)
California Health Facilities Financing Authority
Revenue Bonds
Adventist Health System West
Series 2009A
09-01-39	5.75	1,000,000	955,860

Name of
issuer and
title of	Coupon	Principal
issue(b)	rate	amount	Value(a)
California Infrastructure & Economic Development Bank
Revenue Bonds
J. David Gladstone Institute Project
Series 2001
10-01-34	5.25	2,500,000	2,266,500
California Statewide Communities Development Authority
Revenue Bonds
Sutter Health
Series 2002B
08-15-42	5.63	2,500,000	2,351,949
Washington Township Health Care District
Revenue Bonds
Series 1999
07-01-29	5.25	2,000,000	1,798,700

Total			7,373,009

Housing — Single Family (7.3%)
California Housing Finance Agency
Revenue Bonds
Multifamily Housing III
Series 1999A A.M.T.
02-01-36	5.38	2,280,000	1,939,505
California Housing Finance Authority
Revenue Bonds
Series 1997B-3 A.M.T.
08-01-28	5.40	595,000	585,230

Total			2,524,735

Lease (18.0%)
Los Angeles Municipal Improvement Corporation
Revenue Bonds
Cap Equipment
Series 2008A
09-01-24	5.00	1,000,000	993,630
Modesto Irrigation District
Certificate of Participation
Refunding & Capital Improvements Bonds
Series 1999B
07-01-22	5.30	2,240,000	2,240,202
San Bernardino Joint Powers Financing Authority
Revenue Bonds
California Department of Transportation Lease
Series 1995A
12-01-20	5.50	3,000,000	3,000,150

Total			6,233,982

Sales or Use Tax (8.6%)
Puerto Rico Highway & Transportation Authority
Prerefunded Revenue Bonds
Series 1996Y
07-01-36	5.50	2,500,000 (c)	2,968,475

School (4.4%)

Name of
issuer and
title of	Coupon	Principal
issue(b)	rate	amount		Value(a)
Lakeside Union School District/San Diego County
Unlimited General Obligation Bonds
Series 2009
08-01-33	5.00	1,590,000		1,533,841

Special District — Assessment (2.8%)
Palmdale Civic Authority
Refunding Revenue Bonds
Redevelopment Project #1
Series 2009A
07-01-27	6.00	1,000,000		981,670

Special District — Tax Allocation (1.5%)
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Old Town Kern Pioneer
Series 2009A
08-01-29	7.50	340,000	(d)	320,209
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Southeast Bakersfield
Series 2009B
08-01-29	7.25	200,000	(d)	193,028

Total				513,237

State (7.4%)
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2005
03-01-32	5.00	1,000,000		864,670
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2009
04-01-25	5.63	500,000		495,725
04-01-31	5.75	750,000		722,903
04-01-38	6.00	500,000		492,535

Total				2,575,833

Toll Road (3.4%)
Foothill Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Series 1999
01-15-40	5.75	1,500,000		1,180,980

Water & Sewer (4.4%)
Los Angeles Department of Water & Power
Revenue Bonds
Power System
Series 2009A
07-01-24	5.00	1,000,000		1,028,180
San Diego Public Facilities Financing Authority
Revenue Bonds
Series 2009A
05-15-34	5.25	500,000		492,525

Name of
issuer and
title of	Coupon	Principal
issue(b)	rate	amount	Value(a)
Total			1,520,705

Total Municipal Bonds
(Cost: $34,903,176)			$33,824,775

Municipal Notes (1.6%)

		Amount payable at
Issue(b,e)		maturity	Value(a)
College (0.7%)
California Educational Facilities Authority
Revenue Bonds
Chapman University
V.R.D.N. Series 2008C (Bank of America)
10-01-26		$240,000	$240,000
Miscellaneous Revenue (0.9%)
California Infrastructure & Economic Development Bank
Revenue Bonds
Orange County Performing
V.R.D.N. Series 2008A (Bank of America)
07-01-34		300,000	300,000

(Cost: $540,000)			$540,000

Total Investments in Securities
(Cost: $35,443,176)(f)			$34,364,775

Notes to Portfolio of Investments
(a)   Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated March 31, 2009.
(b)   The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax — At June 30, 2009, the value of securities subject to alternative minimum tax represented 7.3% of net assets.

B.A.N.	—	Bond Anticipation Note

C.P.	—	Commercial Paper

R.A.N.	—	Revenue Anticipation Note

T.A.N.	—	Tax Anticipation Note

T.R.A.N.	—	Tax & Revenue Anticipation Note

V.R.	—	Variable Rate

V.R.D.B.	—	Variable Rate Demand Bond

V.R.D.N.	—	Variable Rate Demand Note
(c)   Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 8.6% of net assets at June 30, 2009.
(d)   At June 30, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $511,447.
(e)   The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.

(f)   At June 30, 2009, the cost of securities for federal income tax purposes was approximately $35,443,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$585,000
Unrealized depreciation	(1,663,000)

Net unrealized depreciation	$(1,078,000)

Fair Value Measurements
Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.
Fair value inputs are summarized in the three broad levels listed below:
•    Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•    Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•    Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual report dated March 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2009:

	Fair value at June 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total
Bonds
Municipal Bonds	$—	$33,824,775	$—	$33,824,775
Municipal Notes	—	540,000	—	540,000

Total	$—	$34,364,775	$—	$34,364,775

Portfolio of Investments
Seligman California Quality Series
June 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (97.2%)

Name of
issuer and
title of	Coupon	Principal
issue(b)	rate	amount	Value(a)
Airport (3.7%)
County of Sacramento
Revenue Bonds
Series 2008A (FSA)
07-01-25	5.00%	$1,500,000	$1,507,560

City (5.1%)
City of Berkeley
Unlimited General Obligation Bonds
Neighborhood Branch Measure
Series 2009FF
09-01-35	5.00	975,000	937,784
City of Martinez
Unlimited General Obligation Bonds
Election of 2008
Series 2009A
08-01-34	5.00	1,200,000	1,144,548

Total			2,082,332

College (25.5%)
California Educational Facilities Authority
Revenue Bonds
Pepperdine University
Series 1999A
11-01-29	5.00	3,000,000	2,950,920
California Educational Facilities Authority
Revenue Bonds
Scripps College
Series 2007 (National)
11-01-25	5.00	1,315,000	1,333,712
California Educational Facilities Authority
Revenue Bonds
University of San Diego
Series 1999 (AMBAC)
10-01-28	5.00	3,000,000	2,977,799
California State University
Revenue Bonds
Systemwide
Series 2007A (FSA)
11-01-27	5.00	1,750,000	1,763,423

Name of
issuer and
title of	Coupon	Principal
issue(b)	rate	amount	Value(a)
University of California
Revenue Bonds
Series 2008L
05-15-26	5.00	1,500,000	1,527,270

Total			10,553,124

Electric (10.2%)
Anaheim Public Financing Authority
Revenue Bonds
Anaheim Electric Systems Distribution
Series 2009
10-01-25	5.00	1,500,000	1,534,771
City of Redding
Certificate of Participation
Series 2008A (FSA)
06-01-27	5.00	865,000	830,339
City of Riverside
Revenue Bonds
Series 2008D (FSA)
10-01-28	5.00	1,325,000	1,327,822
Sacramento Municipal Utility District
Refunding Revenue Bonds
Series 2004T (National/FGIC)
05-15-24	5.25	500,000	502,315

Total			4,195,247

Health Care — Hospital (6.9%)
California Health Facilities Financing Authority
Revenue Bonds
Adventist Health System West
Series 2009A
09-01-39	5.75	1,000,000	955,860
California Statewide Communities Development Authority
Revenue Bonds
Kaiser Permanente
Series 2002A
11-01-32	5.50	2,000,000	1,867,980

Total			2,823,840

Lease (11.0%)
Eastern Municipal Water District
Certificate of Participation
Series 1991 (National/FGIC)
07-01-12	6.75	1,935,000	2,063,291
Modesto Irrigation District
Certificate of Participation
Capital Improvements
Series 2009A
10-01-29	5.75	1,500,000	1,521,090
San Mateo County Board of Education
Refunding Certificate of Participation
Series 2009
06-01-35	5.25	1,000,000	958,980

Total			4,543,361

Name of
issuer and
title of	Coupon	Principal
issue(b)	rate	amount	Value(a)
Sales or Use Tax (5.8%)
San Francisco Bay Area Transit Financing Authority
Unrefunded Revenue Bonds
Series 1998 (AMBAC)
07-01-28	5.00	1,530,000	1,531,622
San Mateo County Transportation District
Revenue Bonds
Series 2009A
06-01-19	5.00	755,000	847,857

Total			2,379,479

School (4.1%)
Lakeside Union School District/San Diego County
Unlimited General Obligation Bonds
Series 2009
08-01-33	5.00	1,000,000	964,680
Los Angeles Unified School District
Unlimited General Obligation Bonds
Series 2009D
01-01-34	5.00	750,000	716,363

Total			1,681,043

Special District — Assessment (2.4%)
Palmdale Civic Authority
Refunding Revenue Bonds
Redevelopment Project #1
Series 2009A
07-01-27	6.00	1,000,000	981,670

State (3.2%)
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2005
03-01-32	5.00	1,500,000	1,297,005

Water & Sewer (19.3%)
California State Department of Water Resources
Revenue Bonds
Central Valley Project
Series 2008AE
12-01-27	5.00	1,500,000	1,556,775
Los Angeles Department of Water & Power
Revenue Bonds
Power System
Series 2009A
07-01-26	5.00	1,500,000	1,522,680
Los Angeles Department of Water & Power
Revenue Bonds
Series 2001A
07-01-41	5.13	2,000,000	1,922,540
Sacramento Regional County Sanitation District
Refunding Revenue Bonds
Series 2001 (AMBAC)
12-01-27	5.00	2,000,000	1,969,160

Name of
issuer and
title of	Coupon	Principal
issue(b)	rate	amount	Value(a)
San Diego Public Facilities Financing Authority
Revenue Bonds
Series 2009A
05-15-34	5.25	1,000,000	985,050

Total			7,956,205

Total Municipal Bonds
(Cost: $40,427,084)			$40,000,866

Total Investments in Securities
(Cost: $40,427,084)(c)			$40,000,866

Notes to Portfolio of Investments
     (a) Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated March 31, 2009.
     (b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA	—	ACA Financial Guaranty Corporation
AMBAC	—	Ambac Assurance Corporation
BHAC	—	Berkshire Hathaway Assurance Corporation
BIG	—	Bond Investors Guarantee
BNY	—	Bank of New York
CGIC	—	Capital Guaranty Insurance Company
CIFG	—	IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association
MBIA	—	MBIA Insurance Corporation
TCRS	—	Transferable Custodial Receipts
XLCA	—	XL Capital Assurance
     (c) At June 30, 2009, the cost of securities for federal income tax purposes was approximately $40,427,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$296,000
Unrealized depreciation	(722,000)

Net unrealized depreciation	$(426,000)

Fair Value Measurements
Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 —Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 —Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 —Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual report dated March 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2009:

Fair value at June 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total
Bonds
Municipal Bonds	$—	$40,000,866	$—	$40,000,866

Total	$—	$40,000,866	$—	$40,000,866

Portfolio of Investments
Seligman Florida Fund
June 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (95.4%)

Name of
issuer and
title of	Coupon	Principal
issue(b,c)	rate	amount	Value(a)
Airport (9.0%)
County of Broward
Revenue Bonds
Series 2001J-I (AMBAC) A.M.T.
10-01-26	5.25%	$2,000,000	$1,860,280

Combined Utility (6.0%)
City of Ocala
Revenue Bonds
Series 2007A (National)
10-01-24	5.00	1,000,000	1,003,950
Reedy Creek Improvement District
Unrefunded Revenue Bonds
Series 1997-1 (AMBAC)
10-01-19	5.13	230,000	230,025

Total			1,233,975

Health Care — Hospital (39.8%)
Escambia County Health Facilities Authority
Prerefunded Revenue Bonds
Ascension Health Credit Group
Series 1999A-2
11-15-31	6.00	1,750,000	1,804,495
Illinois Finance Authority
Revenue Bonds
Central Dupage Health
Series 2009
11-01-27	5.00	500,000	494,640
Marion County Hospital District
Prerefunded Revenue Bonds
Munroe Regional Health Systems
Series 1999
10-01-24	5.63	1,990,000	2,036,168
Marion County Hospital District
Refunding & Improvement Revenue Bonds
Munroe Regional Health Systems
Series 2007
10-01-29	5.00	1,000,000	800,720
Marion County Hospital District
Unrefunded Revenue Bonds
Munroe Regional Health Systems
Series 1999
10-01-24	5.63	10,000	9,017
Orange County Health Facilities Authority
Prerefunded Revenue Bonds
Adventist Health Systems
Series 2000
11-15-20	6.38	750,000	814,920

Name of
issuer and
title of	Coupon	Principal
issue(b,c)	rate	amount	Value(a)
Pinellas County Health Facility Authority
Prerefunded Revenue Bonds
Baycare Health System
Series 2003
11-15-33	5.50	2,000,000	2,268,100

Total			8,228,060

Housing — Single Family (1.6%)
Florida Housing Finance Corporation
Revenue Bonds
Homeowner Mtge
Series 2000-11 (FSA) A.M.T.
01-01-32	5.95	320,000	320,483

Lease (9.8%)
Hillsborough County School Board
Prerefunded Certificate of Participation
Series 1999 (National)
07-01-25	6.00	2,000,000	2,020,320

Port District (11.3%)
Florida Ports Financing Commission
Revenue Bonds
State Transportation Trust Fund
Series 1996 (National) A.M.T.
06-01-27	5.38	2,500,000	2,337,525

Special District — Special Tax (9.9%)
County of Polk
Refunding & Improvement Revenue Bonds
Series 2006 (National)
12-01-20	5.00	1,040,000	1,049,974
County of St. Johns
Revenue Bonds
Series 2006 (AMBAC)
10-01-26	5.00	1,000,000	1,002,940

Total			2,052,914

Water & Sewer (8.0%)
Tampa Bay Water Utility System Revenue
Prerefunded Revenue Bonds
Series 1999 (FGIC)
10-01-29	5.75	1,500,000	1,656,525
Total Municipal Bonds
(Cost: $19,550,465)			$19,710,082

Total Investments in Securities
(Cost: $19,550,465)(d)			$19,710,082

Notes to Portfolio of Investments
     (a) Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated March 31, 2009.
     (b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA	—	ACA Financial Guaranty Corporation
AMBAC	—	Ambac Assurance Corporation
BHAC	—	Berkshire Hathaway Assurance Corporation
BIG	—	Bond Investors Guarantee
BNY	—	Bank of New York
CGIC	—	Capital Guaranty Insurance Company
CIFG	—	IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association
MBIA	—	MBIA Insurance Corporation
TCRS	—	Transferable Custodial Receipts
XLCA	—	XL Capital Assurance
     (c) The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax — At June 30, 2009, the value of securities subject to alternative minimum tax represented 21.9% of net assets.
B.A.N.	—	Bond Anticipation Note
C.P.	—	Commercial Paper
R.A.N.	—	Revenue Anticipation Note
T.A.N.	—	Tax Anticipation Note
T.R.A.N.	—	Tax & Revenue Anticipation Note
V.R.	—	Variable Rate
V.R.D.B.	—	Variable Rate Demand Bond
V.R.D.N.	—	Variable Rate Demand Note
     (d) At June 30, 2009, the cost of securities for federal income tax purposes was approximately $19,550,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$714,000
Unrealized depreciation	(554,000)

Net unrealized appreciation	$160,000

Fair Value Measurements
Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements —Valuation of securities in the most recent Semiannual report dated March 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2009:

Fair value at June 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Bonds
Municipal Bonds	$—	$19,710,082	$—	$19,710,082

Total	—	19,710,082	—	19,710,082

Portfolio of Investments
Seligman North Carolina Fund
June 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (96.2%)

Name of
issuer and
title of	Coupon	Principal
issue(b,c)	rate	amount	Value(a)
College (13.0%)
Appalachian State University
Prerefunded Revenue Bonds
Housing & Student Center System
Series 2000 (FSA)
07-15-20	5.60%	$1,250,000	$1,329,600
North Carolina Capital Facilities Finance Agency
Revenue Bonds
Duke University Project
Series 2009B
10-01-38	5.00	300,000	302,514
North Carolina Capital Facilities Finance Agency
Revenue Bonds
Wake Forest University
Series 2009
01-01-39	4.50	300,000	281,826

Total			1,913,940

County (5.5%)
County of Durham
Unlimited General Obligation Public Improvement Bonds
Series 2006B
06-01-22	5.00	750,000	811,635

Electric (15.3%)
North Carolina Municipal Power Agency No. 1 Catawba
Revenue Bonds
Series 1986 Escrowed to Maturity
01-01-20	5.00	1,750,000	1,950,393
North Carolina Eastern Municipal Power Agency
Revenue Bonds
Series 2009A
01-01-26	5.50	300,000	301,320

Total			2,251,713

Health Care — Hospital (1.7%)
Illinois Finance Authority
Revenue Bonds
Central Dupage Health
Series 2009
11-01-27	5.00	250,000	247,320

Housing — Single Family (0.9%)
North Carolina Finance Agency
Revenue Bonds
Home Ownership
Series 2000-8-A A.M.T.
07-01-28	6.40	135,000	136,991

Name of
issuer and
title of	Coupon	Principal
issue(b,c)	rate	amount	Value(a)
Industrial-Pollution — IDR (7.0%)
Wake County Industrial Facilities & Pollution Control Financing Authority
Refunding Revenue Bonds
Carolina Power & Light Company Project
Series 2002
02-01-17	5.38	1,000,000	1,030,010

Lease (12.5%)
County of Cumberland
Refunding Certification of Participation
Improvement Projects
Series 2009B-1
12-01-24	5.00	500,000	524,500
County of Forsyth
Certification of Participation
Forsyth County School Project
Series 2005
02-01-26	5.00	750,000	769,800
North Carolina Infrastructure Finance
Certification of Participation
Repair & Renovation Projects
Series 2006A (National)
06-01-17	5.00	500,000	541,885

Total			1,836,185

Miscellaneous Revenue (2.2%)
State of North Carolina
Revenue Bonds
Annual Appropriation
Series 2009A
05-01-27	5.00	305,000	322,211

Water & Sewer (38.1%)
Buncombe County Metropolitan Sewerage District
Refunding Revenue Bonds
Series 2003 (National)
07-01-20	5.00	685,000	701,700
City of Charlotte
Prerefunded Revenue Bonds
Series 2000
06-01-25	5.25	1,000,000	1,054,480
06-01-25	6.00	1,000,000	1,061,360
City of Greensboro
Prerefunded Revenue Bonds
Combined Enterprise System
Series 2003A
06-01-22	5.25	215,000	243,730
City of High Point
Revenue Bonds
Combined Enterprise System
Series 2008 (FSA)
11-01-28	5.00	350,000	358,372
City of Highpoint
Revenue Bonds
Combined Enterprise System
Series 2004 (National/FGIC)
11-01-23	5.00	250,000	257,830

Name of
issuer and
title of	Coupon	Principal
issue(b,c)	rate	amount	Value(a)
City of Raleigh
Prerefunded Revenue Bonds
Combined Enterprise System
Series 2004
03-01-24	5.00	1,000,000	1,132,790
City of Wilmington
Refunding Revenue Bonds
Series 2005 (FSA)
06-01-25	5.00	500,000	516,150
City of Winston-Salem
Prerefunded Refunding Revenue Bonds
Series 2001
06-01-28	5.13	250,000	272,158

Total			5,598,570

Total Municipal Bonds
(Cost: $13,307,532)			$14,148,575

Municipal Notes (0.7%)

	Amount
	payable at
Issue(b,c,d)	maturity	Value(a)
State
Commonwealth of Massachusetts
Unlimited General Obligation Bonds
Consolidated Loan
V.R.D.N. Series 2006B (Bank of America)
03-01-26	$100,000	$100,000
Total Municipal Notes
(Cost: $100,000)		$100,000
Total Investments in Securities
(Cost: $13,407,532)(e)		$14,248,575

Notes to Portfolio of Investments
(a)   Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated March 31, 2009.
(b)   The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA	—	ACA Financial Guaranty Corporation
AMBAC	—	Ambac Assurance Corporation
BHAC	—	Berkshire Hathaway Assurance Corporation
BIG	—	Bond Investors Guarantee
BNY	—	Bank of New York
CGIC	—	Capital Guaranty Insurance Company
CIFG	—	IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association
MBIA	—	MBIA Insurance Corporation
TCRS	—	Transferable Custodial Receipts
XLCA	—	XL Capital Assurance

(c) The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax — At June 30, 2009, the value of securities subject to alternative minimum tax represented 0.9% of net assets.
B.A.N.	—	Bond Anticipation Note
C.P.	—	Commercial Paper
R.A.N.	—	Revenue Anticipation Note
T.A.N.	—	Tax Anticipation Note
T.R.A.N.	—	Tax & Revenue Anticipation Note
V.R.	—	Variable Rate
V.R.D.B.	—	Variable Rate Demand Bond
V.R.D.N.	—	Variable Rate Demand Note
(d)  The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(e)   At June 30, 2009, the cost of securities for federal income tax purposes was approximately $13,408,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$873,000
Unrealized depreciation	(32,000)

Net unrealized appreciation	$841,000

Fair Value Measurements
Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual report dated March 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2009:

	Fair value at June 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total
Bonds
Municipal Bonds	$—	$14,148,575	$—	$14,148,575
Municipal Notes	—	100,000	—	100,000

Total	$—	$14,248,575	$—	$14,248,575

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Seligman Municipal Series Trust

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer
Date August 28, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer
Date August 28, 2009

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer
Date August 28, 2009